Restatement Actech Balance Sheet (Detail) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
As previously reported [Member]
Non-current Assets [Abstract]
Goodwill	€ 18,447
Intangible assets	28,646
Property, plant and equipment	86,881
Investments in joint ventures	31
Deferred tax assets	304
Other non-current assets	3,667
Total non-current assets	137,976
Current assets [Abstract]
Inventories and contracts in progress	11,594
Trade receivables	35,582
Held to maturity investments	0
Other current assets	9,212
Cash and cash equivalents	43,175
Total current assets	99,563
Total assets	237,539
Equity [Abstract]
Share capital	2,729
Share premium	79,839
Consolidated reserves	(3,250)
Other comprehensive income	(1,803)
Equity attributable to the owners of the parent	77,515
Non-controlling interest	0
Total equity	77,515
Non-current liabilities [Abstract]
Loans and borrowings	81,788
Deferred tax liabilities	7,006
Deferred income, non-current liabilities	5,040
Other non-current liabilities	1,904
Total non-current liabilities	95,738
Current liabilities [Abstract]
Current borrowings and current portion of non-current borrowings	12,769
Trade and other current payables to trade suppliers	15,670
Tax payables	3,560
Deferred income classified as current	18,791
Other current liabilities	13,496
Total current liabilities	64,286
Total equity and liabilities	237,539
IFRS 3 Actech Business Combination [Member]
Non-current Assets [Abstract]
Goodwill	(895)
Intangible assets	(46)
Property, plant and equipment	184
Investments in joint ventures	0
Deferred tax assets	0
Other non-current assets	0
Total non-current assets	(757)
Current assets [Abstract]
Inventories and contracts in progress	(567)
Trade receivables	0
Held to maturity investments	0
Other current assets	(1,537)
Cash and cash equivalents	0
Total current assets	(2,104)
Total assets	(2,861)
Equity [Abstract]
Share capital	0
Share premium	0
Consolidated reserves	(461)
Other comprehensive income	0
Equity attributable to the owners of the parent	(461)
Non-controlling interest	0
Total equity	(461)
Non-current liabilities [Abstract]
Loans and borrowings	0
Deferred tax liabilities	409
Deferred income, non-current liabilities	(1,272)
Other non-current liabilities	0
Total non-current liabilities	(863)
Current liabilities [Abstract]
Current borrowings and current portion of non-current borrowings	0
Trade and other current payables to trade suppliers	0
Tax payables	(1,537)
Deferred income classified as current	0
Other current liabilities	0
Total current liabilities	(1,537)
Total equity and liabilities	(2,861)
As restated [Member]
Non-current Assets [Abstract]
Goodwill	17,552
Intangible assets	28,600
Property, plant and equipment	87,065
Investments in joint ventures	31
Deferred tax assets	304
Other non-current assets	3,667
Total non-current assets	137,219
Current assets [Abstract]
Inventories and contracts in progress	11,027
Trade receivables	35,582
Held to maturity investments	0
Other current assets	7,675
Cash and cash equivalents	43,175
Total current assets	97,459
Total assets	234,678
Equity [Abstract]
Share capital	2,729
Share premium	79,839
Consolidated reserves	(3,711)
Other comprehensive income	(1,803)
Equity attributable to the owners of the parent	77,054
Non-controlling interest	0
Total equity	77,054
Non-current liabilities [Abstract]
Loans and borrowings	81,788
Deferred tax liabilities	7,415
Deferred income, non-current liabilities	3,768
Other non-current liabilities	1,904
Total non-current liabilities	94,875
Current liabilities [Abstract]
Current borrowings and current portion of non-current borrowings	12,769
Trade and other current payables to trade suppliers	15,670
Tax payables	2,023
Deferred income classified as current	18,791
Other current liabilities	13,496
Total current liabilities	62,749
Total equity and liabilities	€ 234,678